UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX
                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                            Scudder High Income Fund
                     A Series of Scudder High Income Series

Investment Company Act file number  811-2786

                           Scudder High Income Series
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  John Millette
                                    Secretary
                             Two International Place
                                Boston, MA 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end:  09/30
                          -------

Date of reporting period:  7/1/04-6/30/05
                          ----------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ProxyEdge -  Investment Company Report                   Report Date: 08/05/2005
Meeting Date Range: 07/01/2004 to 06/30/2005
Selected Accounts: Scudder High Income Fund



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OXFORD AUTOMOTIVE, INC.                                                                     Consent Meeting Date: 03/04/2005
Issuer: 690903                          ISIN:
SEDOL:
----------------------------------------------------------------------------------------------------------------------------

Vote Group: UNASSIGNED

Proposal                                                              Proposal        Vote          Against
Number   Proposal                                                       Type          Cast           Mgmt.
----------------------------------------------------------------------------------------------------------------------------

2B       SECURED NOTE CLAIM - OASP II, INC. ( OASP )                         Management

2C       SECURED NOTE CLAIM - OXFORD AUTOMOTIVE, INC.                        Management
         ( OAI )

2D       SECURED NOTE CLAIM - CE TECHNOLOGIES, INC. (                        Management
         CE TECH )

2E       SECURED NOTE CLAIM - HOWELL INDUSTRIES, INC.                        Management
         ( HOWELL )

2F       SECURED NOTE CLAIM - LOBDELL EMERY CORPORATION                      Management
         ( LOBELL )

2G       SECURED NOTE CLAIM - OXFORD ALABAMA, INC. ( OXFORD                  Management
         ALABAMA )

2H       SECURED NOTE CLAIM - OXFORD SUSPENSION, INC.                        Management
         ( SUSPENSION )

2I       SECURED NOTE CLAIM - PRUDENVILLE MANUFACTURING,                     Management
         INC. ( PRUDENVILLE )

2J       SECURED NOTE CLAIM - RPI, INC. ( RPI )                              Management

2K       SECURED NOTE CLAIM - RPI HOLDINGS, INC ( RPI                        Management
         HOLDINGS )

2L       SECURED NOTE CLAIM - TOOL & ENGINEERING COMPANY                     Management
         ( T&E COMPANY )

4A       GENERAL UNSECURED CLAIM (ALLOWED NOTE DEFICIENCY                    Management
         CLAIM) - OASP, INC. ( OASP )

4B       GENERAL UNSECURED CLAIM (ALLOWED NOTE DEFICIENCY                    Management
         CLAIM)- OASP, INC. ( OASP II )


                                                                                                       Vote Summary Report (Long)

                                                                                                             07/01/04 to 06/30/05

In All Markets, for all statuses, for 997ke30.



IMPSAT Fiber Networks, Inc.                                           Shares Voted     280,597        Security        45321T202
Meeting Date                                        4/29/2005                                       Meeting Type         AGM

Ballot Issues                                                                         Proponent         Mgmt            Vote
                                                                                                         Rec            Cast
1.1                                              Elect Director Ted Doster IV           Mgmt             For             For
1.2                                              Elect Director Raul Ramirez            Mgmt             For             For
1.3                                              Elect Director Ignacio Troncoso        Mgmt             For             For
2                                                Ratify Auditors                        Mgmt             For             For

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Scudder High Income Series



By (Signature and Title)* /s/Julian Sluyters
                          -----------------------------------------------
                           Julian Sluyters, Chief Executive Officer

Date    8/15/05
       ---------
* Print the name and title of each signing officer under his or her signature.